Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended
	Feb. 28, 2013	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Jan. 31, 2014 Warrant [Member]	Mar. 31, 2014 Preferred Stock [Member]	Mar. 31, 2014 Convertible Preferred Stock Series A One [Member]	Dec. 31, 2013 Convertible Preferred Stock Series A One [Member]	Mar. 31, 2014 Convertible Preferred Stock Series A Two [Member]	Dec. 31, 2013 Convertible Preferred Stock Series A Two [Member]	Mar. 31, 2014 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2013 Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2013 Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Mar. 31, 2014 Minimum [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, issuance date, month and year		2013-01	2013-01
Debt conversion, converted instrument, shares issued	5,000,000	5,000,000	5,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		125,000,000	125,000,000	125,000,000										135,000,000	135,000,000	125,000,000
Preferred Stock, Shares Authorized			10,000,000			10,000,000					10,000,000	10,000,000	10,000,000
Proceeds from Issuance of Redeemable Convertible Preferred Stock							$ 3,308,874	$ 3,308,874	$ 1,134,016	$ 1,134,016		$ 4,950,000		$ 4,950,000
Temporary Equity, Redemption Price Per Share							$ 0.55	$ 0.55	$ 0.96	$ 0.96
Temporary Equity, Liquidation Preference Per Share							$ 0.0100	$ 0.0100	$ 1.6996	$ 1.6996
Temporary Equity, Redemption Value		50,000,000	50,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					168,607
Class of Warrant or Right, Exercise Price of Warrants or Rights					4.30
Fair Value Adjustment of Warrants					$ 466,706
Preferred Stock, Voting Rights											Holders of redeemable convertible preferred stock are entitled to one vote for each share of common stock into which their shares can be converted. Holders of Series A redeemable convertible preferred stock together are entitled to appoint one director of the Company.	Holders of redeemable convertible preferred stock are entitled to one vote for each share of common stock into which their shares can be converted. Holders of Series A redeemable convertible preferred stock together are entitled to appoint one director of the Company.